CERTIFICATION OF
                          STRONG EQUITY FUNDS II, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                            STRONG ALL CAP VALUE FUND
                         STRONG SMALL COMPANY VALUE FUND
                           STRONG STRATEGIC VALUE FUND


STRONG OPPORTUNITY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong All Cap Value, Small Company Value, and Strategic Value Funds' Prospectus and Statement of Additional Information each dated March 28, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 27 (File No. 2-99752; 811-4384), which was filed with the Securities and Exchange Commission on March 26, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong All Cap Value, Small Company Value, and Strategic Value Funds' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG EQUITY FUNDS II, INC.




                                            /S/ GILBERT L. SOUTHWELL III
                                            ------------------------------------
                                            By:      Gilbert L. Southwell III
                                            Title:   Assistant Secretary



Dated:  April 1, 2002